Quarterly Holdings Report
for

Fidelity Advisor® Value Fund

July 31, 2020

FAV-QTLY-0920
1.804833.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.6%
Liberty Global PLC Class C (a)	16,141	$367,369
Media - 1.9%
DISH Network Corp. Class A (a)	7,029	225,701
Interpublic Group of Companies, Inc.	30,401	548,738
Nexstar Broadcasting Group, Inc. Class A	5,400	473,310
		1,247,749

TOTAL COMMUNICATION SERVICES		1,615,118

CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.8%
BorgWarner, Inc.	14,117	516,682
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	1,872	120,620
Distributors - 0.6%
LKQ Corp. (a)	13,739	387,302
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (a)	32,510	412,227
Hotels, Restaurants & Leisure - 1.0%
Caesars Entertainment, Inc. (a)	17,158	532,756
Marriott Vacations Worldwide Corp.	1,400	118,524
		651,280
Household Durables - 2.3%
D.R. Horton, Inc.	5,633	372,679
Mohawk Industries, Inc. (a)	5,315	424,403
Tempur Sealy International, Inc. (a)	2,899	234,674
Whirlpool Corp.	2,800	456,736
		1,488,492
Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	7,311	404,152
Expedia, Inc.	4,152	336,354
		740,506
Leisure Products - 0.5%
Mattel, Inc. (a)(b)	28,148	312,724
Multiline Retail - 0.3%
Nordstrom, Inc. (b)	13,759	188,361
Specialty Retail - 2.8%
L Brands, Inc.	20,056	489,567
Lithia Motors, Inc. Class A (sub. vtg.)	1,844	422,553
Lowe's Companies, Inc.	1,858	276,675
Michaels Companies, Inc. (a)(b)	39,401	282,899
Sally Beauty Holdings, Inc. (a)	27,800	322,758
		1,794,452
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	4,442	216,148
Tapestry, Inc.	29,600	395,456
		611,604

TOTAL CONSUMER DISCRETIONARY		7,224,250

CONSUMER STAPLES - 4.9%
Beverages - 0.2%
Cott Corp. (b)	10,835	153,965
Food & Staples Retailing - 0.7%
U.S. Foods Holding Corp. (a)	22,045	447,514
Food Products - 1.9%
Darling Ingredients, Inc. (a)	17,667	493,439
Nomad Foods Ltd. (a)	14,876	343,041
Post Holdings, Inc. (a)	4,329	384,155
		1,220,635
Household Products - 1.3%
Energizer Holdings, Inc.	7,837	392,869
Spectrum Brands Holdings, Inc.	7,791	421,961
		814,830
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	4,800	143,472
Tobacco - 0.6%
Altria Group, Inc.	8,700	358,005

TOTAL CONSUMER STAPLES		3,138,421

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Cabot Oil & Gas Corp.	5,733	107,207
Cenovus Energy, Inc. (Canada)	69,869	310,888
Cheniere Energy, Inc. (a)	13,355	660,805
Devon Energy Corp.	8,310	87,172
Energy Transfer Equity LP	27,800	182,090
Hess Corp.	11,600	570,836
Marathon Petroleum Corp.	5,865	224,043
Occidental Petroleum Corp.	3,774	59,403
Occidental Petroleum Corp. warrants 8/3/27 (a)	471	2,638
Pioneer Natural Resources Co.	1,147	111,167
Teekay LNG Partners LP	16,300	177,344
The Williams Companies, Inc.	19,160	366,531
Valero Energy Corp.	6,600	371,118
WPX Energy, Inc. (a)	13,475	80,446
		3,311,688
FINANCIALS - 11.9%
Banks - 2.3%
Bank of Kyoto Ltd.	3,800	138,746
First Citizens Bancshares, Inc.	809	344,529
M&T Bank Corp.	3,600	381,420
PacWest Bancorp	9,252	169,080
Signature Bank	2,800	287,084
Wells Fargo & Co.	5,000	121,300
Western Alliance Bancorp.	2,000	71,900
		1,514,059
Capital Markets - 1.9%
Ameriprise Financial, Inc.	3,831	588,557
Lazard Ltd. Class A	9,400	275,608
LPL Financial	4,268	337,257
		1,201,422
Consumer Finance - 3.4%
Ally Financial, Inc.	13,372	268,777
Capital One Financial Corp.	6,048	385,862
Discover Financial Services	10,051	496,821
Navient Corp.	17,556	139,746
OneMain Holdings, Inc.	16,979	487,297
SLM Corp.	58,690	397,331
		2,175,834
Diversified Financial Services - 0.3%
ECN Capital Corp.	51,500	181,477
Insurance - 3.7%
Allstate Corp.	3,591	338,954
AMBAC Financial Group, Inc. (a)	19,801	253,453
American International Group, Inc.	9,373	301,248
Assurant, Inc.	1,900	204,193
Axis Capital Holdings Ltd.	1,200	48,144
Fairfax Financial Holdings Ltd. (sub. vtg.)	677	212,119
First American Financial Corp.	3,500	178,535
Old Republic International Corp.	15,096	242,593
The Travelers Companies, Inc.	5,000	572,100
		2,351,339
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	4,900	175,567

TOTAL FINANCIALS		7,599,698

HEALTH CARE - 8.5%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	7,129	730,651
Ascendis Pharma A/S sponsored ADR (a)	451	62,062
Viela Bio, Inc.	441	16,145
		808,858
Health Care Equipment & Supplies - 1.0%
Envista Holdings Corp. (a)	12,837	280,745
Hill-Rom Holdings, Inc.	743	72,234
Hologic, Inc. (a)	1,156	80,666
Teleflex, Inc.	249	92,902
Zimmer Biomet Holdings, Inc.	590	79,567
		606,114
Health Care Providers & Services - 3.6%
Centene Corp. (a)	9,146	596,777
Cigna Corp.	3,127	540,002
Humana, Inc.	973	381,854
Laboratory Corp. of America Holdings (a)	849	163,789
Patterson Companies, Inc. (b)	8,719	231,577
Premier, Inc. (a)	10,400	363,688
Quest Diagnostics, Inc.	100	12,707
		2,290,394
Health Care Technology - 0.5%
Change Healthcare, Inc. (a)	27,913	325,466
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,608	154,899
Bio-Rad Laboratories, Inc. Class A (a)	230	120,725
IQVIA Holdings, Inc. (a)	795	125,920
PerkinElmer, Inc.	456	54,223
Syneos Health, Inc. (a)	1,194	74,494
		530,261
Pharmaceuticals - 1.3%
Bayer AG	3,800	252,447
Horizon Pharma PLC (a)	1,221	74,713
Jazz Pharmaceuticals PLC (a)	2,865	310,136
Mylan NV (a)	11,841	190,759
		828,055

TOTAL HEALTH CARE		5,389,148

INDUSTRIALS - 22.7%
Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	2,300	204,976
General Dynamics Corp.	2,036	298,763
Rolls-Royce Holdings PLC	8,600	25,799
Spirit AeroSystems Holdings, Inc. Class A	3,200	62,624
		592,162
Air Freight & Logistics - 1.3%
FedEx Corp.	3,515	591,926
XPO Logistics, Inc. (a)	3,400	255,068
		846,994
Building Products - 1.1%
Jeld-Wen Holding, Inc. (a)	21,543	422,243
Johnson Controls International PLC	7,304	281,058
		703,301
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	7,000	251,300
HNI Corp.	3,419	101,544
Knoll, Inc.	19,506	228,415
The Brink's Co.	7,850	348,148
		929,407
Construction & Engineering - 3.6%
AECOM (a)	21,945	794,190
Arcadis NV	22,659	463,092
Fluor Corp.	20,393	207,805
Granite Construction, Inc.	23,931	405,870
Willscot Mobile Mini Holdings (a)	28,274	425,806
		2,296,763
Electrical Equipment - 2.6%
Atkore International Group, Inc. (a)	8,651	230,722
Regal Beloit Corp.	4,466	410,738
Sensata Technologies, Inc. PLC(a)	21,376	811,860
Vertiv Holdings Co. (a)	12,400	179,800
		1,633,120
Industrial Conglomerates - 0.1%
General Electric Co.	13,397	81,320
Machinery - 2.4%
Allison Transmission Holdings, Inc.	20,764	775,743
Colfax Corp. (a)(b)	5,421	157,643
Stanley Black & Decker, Inc.	3,813	584,609
		1,517,995
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	140	180,241
Professional Services - 2.7%
ASGN, Inc. (a)	5,688	389,400
Intertrust NV (c)	14,740	272,252
Manpower, Inc.	6,597	453,808
Nielsen Holdings PLC	41,368	596,940
		1,712,400
Road & Rail - 2.1%
Knight-Swift Transportation Holdings, Inc. Class A (b)	7,952	345,832
Ryder System, Inc.	15,280	559,706
TFI International, Inc. (Canada)	10,295	446,710
		1,352,248
Trading Companies & Distributors - 4.1%
AerCap Holdings NV (a)	6,666	179,515
Beacon Roofing Supply, Inc. (a)	14,982	466,839
BMC Stock Holdings, Inc. (a)	4,478	114,637
Fortress Transportation & Infrastructure Investors LLC	11,428	172,563
GMS, Inc. (a)	7,400	173,382
HD Supply Holdings, Inc. (a)	19,157	672,411
MRC Global, Inc. (a)	25,748	153,201
United Rentals, Inc. (a)	1,659	257,759
Univar, Inc. (a)	23,717	419,079
		2,609,386

TOTAL INDUSTRIALS		14,455,337

INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.9%
Extreme Networks, Inc. (a)	15,600	70,980
F5 Networks, Inc. (a)	1,909	259,433
ViaSat, Inc. (a)	6,300	239,148
		569,561
Electronic Equipment & Components - 1.1%
Flextronics International Ltd. (a)	45,100	518,199
Insight Enterprises, Inc. (a)	3,400	169,456
		687,655
IT Services - 1.9%
Capgemini SA	2,600	335,362
DXC Technology Co.	18,476	330,905
Econocom Group SA	69,200	191,558
Unisys Corp. (a)(b)	32,748	389,374
		1,247,199
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	2,064	242,582
ON Semiconductor Corp. (a)	16,358	336,975
		579,557
Software - 0.7%
Micro Focus International PLC	4,700	16,920
SS&C Technologies Holdings, Inc.	7,200	414,000
		430,920

TOTAL INFORMATION TECHNOLOGY		3,514,892

MATERIALS - 11.2%
Chemicals - 5.8%
Axalta Coating Systems Ltd. (a)	19,377	430,169
Celanese Corp. Class A	1,786	173,599
DuPont de Nemours, Inc.	10,774	576,194
Eastman Chemical Co.	3,114	232,398
Element Solutions, Inc. (a)	31,100	337,746
FMC Corp.	1,533	162,575
Huntsman Corp.	4,091	75,684
Olin Corp.	29,179	327,972
The Chemours Co. LLC	15,783	292,459
Tronox Holdings PLC	45,870	349,529
W.R. Grace & Co.	8,965	413,555
Westlake Chemical Corp.	5,562	303,129
		3,675,009
Construction Materials - 1.5%
Eagle Materials, Inc.	4,400	353,012
Grupo Cementos de Chihuahua S.A.B. de CV	32,100	151,132
Martin Marietta Materials, Inc.	738	152,899
Summit Materials, Inc. (a)	22,465	330,685
		987,728
Containers & Packaging - 3.1%
Avery Dennison Corp.	1,364	154,596
Berry Global Group, Inc. (a)	12,643	632,024
Crown Holdings, Inc. (a)	7,308	523,107
O-I Glass, Inc.	36,543	381,509
WestRock Co.	11,559	310,475
		2,001,711
Metals & Mining - 0.8%
Barrick Gold Corp.	2,835	81,960
Constellium NV (a)	31,898	255,503
First Quantum Minerals Ltd.	8,284	70,010
Steel Dynamics, Inc.	3,187	87,356
		494,829

TOTAL MATERIALS		7,159,277

REAL ESTATE - 8.5%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Alexandria Real Estate Equities, Inc.	3,100	550,405
American Tower Corp.	1,070	279,687
CubeSmart	25,233	748,663
Douglas Emmett, Inc.	9,543	278,083
Equinix, Inc.	781	613,460
Equity Lifestyle Properties, Inc.	5,176	353,624
Essex Property Trust, Inc.	902	199,107
Four Corners Property Trust, Inc.	11,078	279,166
Iron Mountain, Inc.	11,845	333,911
National Retail Properties, Inc.	6,965	246,909
RLJ Lodging Trust	37,259	298,445
VICI Properties, Inc.	16,392	355,870
		4,537,330
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	10,852	475,426
Cushman & Wakefield PLC (a)	38,600	413,020
		888,446

TOTAL REAL ESTATE		5,425,776

UTILITIES - 7.0%
Electric Utilities - 2.2%
Edison International	12,600	701,442
Exelon Corp.	8,252	318,610
FirstEnergy Corp.	1,200	34,800
PG&E Corp. (a)	37,600	351,560
		1,406,412
Independent Power and Renewable Electricity Producers - 2.6%
The AES Corp.	48,997	746,224
Vistra Corp.	46,131	860,801
		1,607,025
Multi-Utilities - 2.2%
CenterPoint Energy, Inc.	34,472	655,313
Dominion Energy, Inc.	4,338	351,508
Sempra Energy	3,283	408,602
		1,415,423

TOTAL UTILITIES		4,428,860

TOTAL COMMON STOCKS
(Cost $60,892,531)		63,262,465
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.11% 8/13/20(d)
(Cost $79,997)	80,000	79,998
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.14% (e)	590,083	$590,260
Fidelity Securities Lending Cash Central Fund 0.13% (e)(f)	1,313,653	1,313,785
TOTAL MONEY MARKET FUNDS
(Cost $1,903,951)		1,904,045
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $62,876,479)		65,246,508
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(1,457,525)
NET ASSETS - 100%		$63,788,983

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Sept. 2020	$372,100	$2,047	$2,047

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $272,252 or 0.4% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $52,999.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,121
Fidelity Securities Lending Cash Central Fund	10,545
Total	$15,666

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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